Derivative assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Derivative assets and liabilities
Schedule of derivatives	Derivatives

	2025				2024
	Assets		Liabilities		Assets		Liabilities
EURm	Fair value(1)	Notional(2)	Fair value(1)	Notional(2)	Fair value(1)	Notional(2)	Fair value(1)	Notional(2)
Cash flow hedges
Foreign exchange forward contracts	30	807	(5)	351	7	381	(19)	733
Currency options bought	4	563	—	—	—	90	—	—
Cash flow and fair value hedges(3)
Cross-currency swaps	—	—	(178)	851	15	241	(97)	722
Fair value hedges
Interest rate swaps	22	1 255	(3)	375	28	1 130	(10)	792
Hedges on net investment in foreign subsidiaries
Foreign exchange forward contracts	1	88	(2)	460	3	527	(8)	971
Derivatives not designated in hedge accounting relationships carried at fair value through profit and loss
Foreign exchange forward contracts	65	5 184	(70)	3 815	110	7 129	(165)	6 124
Currency options bought	—	—	—	—	15	770	—	—
Embedded derivatives(4)	5	311	(8)	183	19	996	—	—
Total	127	8 208	(266)	6 035	197	11 264	(299)	9 342
(1)Included in other current financial assets and other financial liabilities in the statement of financial position.
(2)Includes the gross amount of all notional values for contracts that have not yet been settled or canceled. The amount of notional value outstanding is not necessarily a measure or indication of market risk as the exposure of certain contracts may be offset by that of other contracts.
(3)Cross-currency swaps have been designated partly as fair value hedges and partly as cash flow hedges.
(4)Embedded derivatives are related to customer contracts.

Schedule of hedging instruments	To manage interest rate and foreign exchange risks related to Nokia’s interest-bearing liabilities, Nokia has designated the following cross-currency swaps as hedges under both fair value hedge accounting and cash flow hedge accounting, and interest rate swaps as hedges under fair value hedge accounting at 31 December:

				Notional (million in currency)		Fair value EURm
Entity	Instrument	Currency	Maturity	2025	2024	2025	2024
Nokia Corporation	Interest rate swaps	EUR	5/2025	—	292	—	3
Nokia Corporation	Interest rate swaps	EUR	3/2026	630	630	8	(1)
Nokia Corporation	Cross-currency swaps	USD	6/2027	500	500	(29)	9
Nokia Corporation	Interest rate swaps	EUR	5/2028	500	500	(2)	(7)
Nokia Corporation	Interest rate swaps	EUR	8/2031	500	500	13	22
Nokia Corporation	Cross-currency swaps	USD	5/2039	500	500	(149)	(92)
Total						(159)	(66)
The most significant foreign exchange hedging instruments under cash flow, net investment and fair value hedge accounting at 31
December:

					Maturity breakdown of notional amounts (EURm)(1)
	Currency	Fair value (EURm)	Weighted average hedged rate	Total	Within 3 months	Between 3 and 12 months
2025
Cash flow hedge accounting	GBP	—	0.8654	(151)	(38)	(113)
	JPY	15	171.7178	(169)	(27)	(142)
	USD	9	1.1599	(1 125)	(266)	(859)

Net investment hedge accounting	CNY	(1)	8.2658	(218)	(218)	—
2024
Cash flow hedge accounting	GBP	(5)	0.8423	(222)	(69)	(153)
	USD	(11)	1.0670	(459)	(170)	(289)

Net investment hedge accounting	CNY	(6)	7.6474	(783)	(783)	—
	INR	—	88.8518	(208)	(186)	(22)
(1) Negative notional amounts indicate that hedges sell currency, and positive notional amounts indicate that hedges buy currency.